SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

In the first quarter of 2020, the Company repurchased additional 381,330 shares with total costs of $5,963. The Company repurchased 990,846 shares in total so far under the share repurchase plan authorized by its Board Directors on December 9, 2019. These repurchased shares have been cancelled and retired.

In early February 2020, the World Health Organization declared the outbreak of novel coronavirus, or COVID-19, a Public Health Emergency of International Concern. The outbreak of COVID-19 posed significant challenges to many aspects of the Company’s business. Global commerce generally has been negatively affected due to travel restrictions, disruptions of global shipping and logistics systems, quarantines, and other measures taken by governments. Near-term global economic growth has also been adversely impacted. The Company is taking mitigation strategies to reduce the adverse impact of COVID-19 to its business. The COVID-19 situation remains fluid and the Company will continue to monitor it closely to assess the potential impacts.

On March 27, 2020, the U.S. President Donald Trump signed into law the “Coronavirus Aid, Relief and Economic Security (CARES) Act”. The impact of the CARES Act could be material to the Company’s business in the U.S. The Company is in the process of evaluating the impact on its operation as further IRS guidance would be issued to address these complex provisions under the CARES Act.